Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net (loss) income	$ (31,730)	$ (30,058)	$ 9,738
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Provision for doubtful accounts	12,790	15,911	7,928
Depreciation, amortization and accretion	111,889	106,909	105,472
Equity-based compensation	5,856	2,853	2,706
Loss on disposal and abandonment of assets	1,346	682	613
Non-cash interest expense, net	3,257	3,468	4,517
Settlement of cash flow hedges	(1,371)	(1,602)	(1,836)
Change in fair value of warrant liability	(6,361)	(9,053)
Debt modification and extinguishment costs	4,192	6,689	3,802
Non-cash loss from change in fair value on cash flow hedges	1,362	1,621	1,475
Unrealized loss (gain) on foreign exchange transactions	1,404	982	(1,775)
Deferred income taxes	(2,612)	529	(3,951)
Gain on disposal of discontinued operations			(52,792)
Changes in operating assets and liabilities:
Accounts receivable	(10,292)	(18,747)	(13,489)
EIP receivables	(14,687)	1,356	(4,588)
Inventory	(25,783)	(105)	3,790
Prepaid expenses and other current assets	2,400	3,782	896
Other assets	(4,339)	(3,432)	(509)
Accounts payable	3,857	(8,987)	(5,736)
Other current liabilities and accrued expenses	26,564	(5,512)	(2,316)
Customer deposits and unearned revenue	(3,140)	(2,273)	(4,978)
Net cash provided by operating activities	74,602	65,013	48,967
Investing activities:
Purchase of property and equipment	(82,924)	(92,352)	(107,780)
Maturities and sales of short-term investments	33,157	23,931
Purchase of short-term investments	(10,935)	(48,088)
Purchase of spectrum licenses and other additions to license costs	(714)	(3,279)	(2,636)
Proceeds from the sale of Trilogy Dominicana, net of cash sold of $875			28,723
Changes in restricted cash and other, net	(119)	582	7,421
Net cash used in investing activities	(61,535)	(119,206)	(74,272)
Financing activities:
Proceeds from debt	343,723	514,485	581,167
Payments of debt	(338,769)	(613,487)	(582,039)
Dividends to shareholders and noncontrolling interest	(7,573)	(537)	(7,116)
Debt issuance, modification and extinguishment costs	(6,892)	(9,151)	(7,577)
Payments of financed license obligation	(6,233)	(10,393)
Other, net	(150)
Proceeds from equity issuance, net of issuance costs		199,267	(4,947)
Purchase of shares from noncontrolling interest		(1,675)	(3,567)
Capital contributions from equity holders		1,400	5,000
Net cash (used in) provided by financing activities	(15,894)	79,909	(19,079)
Net (decrease) increase in cash and cash equivalents	(2,827)	25,716	(44,384)
Cash and cash equivalents, beginning of period	47,093	21,154	64,993	[1]
Effect of exchange rate changes	(324)	223	545
Cash and cash equivalents, end of period	$ 43,942	$ 47,093	$ 21,154

[1]	Includes cash and cash equivalents reclassified to assets held for sale of $1,142 as of January 1, 2016.